Financial Instruments - Disclosure Of Net Effects Of Derivative Financial Instruments That Did Not Met Hedging Criteria (Detail) - Derivative Contract Not Met Hedging Criteria [member] - Unrealised Gain Losses on Derivative Financial Instruments [member] - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Derivatives	$ (293)	$ (116)	$ 337
Forward agreements to purchase foreign currency [member]
Disclosure of detailed information about hedges [line items]
Derivatives	$ 4	$ 12	$ 12